Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio, Asset Manager: Growth Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio and Strategic Income Portfolio Initial Class, Service Class and Service Class 2
April 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for VIP Strategic Income Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Emami Nejad as of March 31, 2019.

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	29	20
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,874	$17,427	$4,625
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income Portfolio ($150 (in millions) assets managed).

As of March 31, 2019, the dollar range of shares of VIP Strategic Income Portfolio beneficially owned by Mr. Emami Nejad was none.

The following table provides information relating to other accounts managed by Ms. McMellin as of March 31, 2019.

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	11	11
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,874	$9,089	$2,779
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income Portfolio ($150 (in millions) assets managed).

As of March 31, 2019, the dollar range of shares of VIP Strategic Income Portfolio beneficially owned by Ms. McMellin was none.

VINSCSC2B-19-02 1.869876.131	June 3, 2019

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio, Asset Manager: Growth Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio and Strategic Income Portfolio Investor Class
April 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for VIP Strategic Income Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Emami Nejad as of March 31, 2019.

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	29	20
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,874	$17,427	$4,625
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income Portfolio ($150 (in millions) assets managed).

As of March 31, 2019, the dollar range of shares of VIP Strategic Income Portfolio beneficially owned by Mr. Emami Nejad was none.

The following table provides information relating to other accounts managed by Ms. McMellin as of March 31, 2019.

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	11	11
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,874	$9,089	$2,779
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income Portfolio ($150 (in millions) assets managed).

As of March 31, 2019, the dollar range of shares of VIP Strategic Income Portfolio beneficially owned by Ms. McMellin was none.

VINVB-19-02 1.869875.132	June 3, 2019